Provision for legal claims (Details) - Schedule of probable likelihood of loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provision for legal claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	R$ 1,445	R$ 1,485
Additions	960	1,270
Monetary restatement	113	186
Reversal	(1,054)	(52)
Payments	(347)	(1,444)
Ending balance	1,117	1,445
Labor [Member]
Provision for legal claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	1,013	1,018
Additions	407	1,010
Monetary restatement	75	150
Reversal	(829)	279
Payments	(347)	(1,444)
Ending balance	319	1,013
Civil [Member]
Provision for legal claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance		67
Additions
Monetary restatement		2
Reversal		(69)
Payments
Ending balance
Tax [Member]
Provision for legal claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance
Additions	533
Monetary restatement	16
Reversal	(205)
Payments
Ending balance	344
Environ. [Member]
Provision for legal claims (Details) - Schedule of probable likelihood of loss [Line Items]
Beginning balance	432	400
Additions	20	260
Monetary restatement	22	34
Reversal	(20)	(262)
Payments
Ending balance	R$ 454	R$ 432